GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – 32.8%
Aerospace & Defense – 0.6%
7,572	Airbus SE	$ 1,108,210
359	Axon Enterprise, Inc.*	143,456
809	BWX Technologies, Inc.	87,938
1,407	Chemring Group PLC	6,887
296	Dassault Aviation SA	61,120
14,866	General Dynamics Corp.	4,492,505
920	Huntington Ingalls Industries, Inc.	243,230
13,682	L3Harris Technologies, Inc.	3,254,537
39,702	Melrose Industries PLC	242,641
3,599	QinetiQ Group PLC	21,688
7,228	Rheinmetall AG	3,929,325
62,231	RTX Corp.	7,539,908
5,985	Senior PLC	12,227
4,135	Textron, Inc.	366,278
2,823	Thales SA	448,663
4,530	TransDigm Group, Inc.	6,464,899

		28,423,512

Air Freight & Logistics – 0.1%
8,471	CH Robinson Worldwide, Inc.	934,944
22,785	Deutsche Post AG	1,016,363
3,530	Expeditors International of Washington, Inc.	463,842
7,799	FedEx Corp.	2,134,430
31,806	International Distribution Services PLC	145,599
2,900	NIPPON EXPRESS HOLDINGS, Inc.	152,734
100	Sankyu, Inc.	3,377
12,500	SG Holdings Co. Ltd.	134,067
1,756	United Parcel Service, Inc. Class B	239,413
2,902	Yamato Holdings Co. Ltd.	33,047

		5,257,816

Automobile Components – 0.1%
15,900	Aisin Corp.	176,675
4,965	Aptiv PLC*	357,530
28,288	BorgWarner, Inc.	1,026,572
6,400	Bridgestone Corp.	247,154
36,981	Cie Generale des Etablissements Michelin SCA	1,501,919
10,973	Continental AG	711,092
45,643	Dowlais Group PLC	35,715
33,253	Forvia SE	342,103
2,254	Gentex Corp.	66,921
6,700	JTEKT Corp.	48,259
3,500	Niterra Co. Ltd.	98,614
1,000	NOK Corp.	15,785
14,500	Sumitomo Electric Industries Ltd.	235,446

Shares	Description	Value

Common Stocks – (continued)
Automobile Components – (continued)
6,700	Sumitomo Rubber Industries Ltd.	$ 73,718
6,666	TI Fluid Systems PLC(a)	14,669
6,200	Toyo Tire Corp.	91,057
600	Toyoda Gosei Co. Ltd.	10,370
4,200	Toyota Boshoku Corp.	55,213
35,650	Valeo SE	431,364
1,000	Yokohama Rubber Co. Ltd.	22,476

		5,562,652

Automobiles – 0.3%
47,041	Ford Motor Co.	496,753
22,800	Mazda Motor Corp.	174,204
21,957	Mercedes-Benz Group AG	1,422,795
5,400	Subaru Corp.	95,532
20,500	Suzuki Motor Corp.	230,828
49,022	Tesla, Inc.*	12,825,626

		15,245,738

Banks – 1.8%
275,173	Banca Monte dei Paschi di Siena SpA	1,590,328
14,241	Banca Popolare di Sondrio SpA	109,212
160,656	Banco Bilbao Vizcaya Argentaria SA	1,735,448
165,141	Banco Santander SA	846,159
301,222	Bank of America Corp.	11,952,489
2,577	Bank of Georgia Group PLC	126,616
2,498	BAWAG Group AG(a)	193,537
14,583	Citigroup, Inc.	912,896
7,707	Citizens Financial Group, Inc.	316,527
34,021	Commerzbank AG	627,498
74,541	Credit Agricole SA	1,139,946
4,595	Erste Group Bank AG	251,799
34,409	Fifth Third Bancorp	1,474,082
35,250	FinecoBank Banca Fineco SpA	604,959
1,300	Fukuoka Financial Group, Inc.	33,660
1,800	Gunma Bank Ltd.	11,116
264,090	HSBC Holdings PLC	2,369,156
23,493	Huntington Bancshares, Inc.	345,347
1,500	Iyogin Holdings, Inc.	14,359
24,500	Japan Post Bank Co. Ltd.	229,988
113,780	JPMorgan Chase & Co.	23,991,651
535,419	Lloyds Banking Group PLC	420,996
24,443	M&T Bank Corp.	4,353,787
5,200	Mebuki Financial Group, Inc.	21,050
92,300	Mitsubishi UFJ Financial Group, Inc.	947,791
38,643	Mizuho Financial Group, Inc.	798,783

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Banks – (continued)
163,585	Nordea Bank Abp	$ 1,931,158
29,711	Popular, Inc.	2,979,122
1,381	Raiffeisen Bank International AG	27,508
14,531	Regions Financial Corp.	339,008
18,700	Seven Bank Ltd.	37,525
7,200	Shizuoka Financial Group, Inc.	62,800
21,937	Societe Generale SA	546,653
68,700	Sumitomo Mitsui Financial Group, Inc.	1,467,886
2,466	TBC Bank Group PLC	87,368
132,544	UniCredit SpA	5,818,893
217,293	Wells Fargo & Co.	12,274,882

		80,991,983

Beverages – 0.4%
357	AG Barr PLC	2,978
27,313	Anheuser-Busch InBev SA	1,809,955
6,594	Asahi Group Holdings Ltd.	86,427
2,138	Brown-Forman Corp. Class B	105,190
11,264	C&C Group PLC	24,517
4,000	Coca-Cola Bottlers Japan Holdings, Inc.	55,579
18,998	Coca-Cola HBC AG	677,321
5,210	Constellation Brands, Inc. Class A	1,342,565
41,518	Davide Campari-Milano NV	351,930
2,552	Heineken Holding NV	192,805
7,144	Heineken NV	634,174
3,100	Ito En Ltd.	73,780
6,300	Kirin Holdings Co. Ltd.	96,011
6,367	Molson Coors Beverage Co. Class B	366,230
29,804	Monster Beverage Corp.*	1,554,875
67,989	PepsiCo, Inc.	11,561,529

		18,935,866

Biotechnology – 0.9%
75,670	AbbVie, Inc.	14,943,312
27,249	Amgen, Inc.	8,779,900
2,288	Biogen, Inc.*	443,506
233	Genus PLC	6,261
10,462	Gilead Sciences, Inc.	877,134
12,727	Grifols SA*	144,640
18,583	Moderna, Inc.*	1,241,902
4,356	Regeneron Pharmaceuticals, Inc.*	4,579,201
830	Sarepta Therapeutics, Inc.*	103,659
15,645	Vertex Pharmaceuticals, Inc.*	7,276,177

		38,395,692

Shares	Description	Value

Common Stocks – (continued)
Broadline Retail – 1.6%
356,543	Amazon.com, Inc.*	$ 66,434,657
100,976	B&M European Value Retail SA	562,374
26,343	eBay, Inc.	1,715,193
15,575	Etsy, Inc.*	864,880
200	Izumi Co. Ltd.	4,963
2,618	J Front Retailing Co. Ltd.	28,487
9,317	Next PLC	1,220,495
1,050	Ollie’s Bargain Outlet Holdings, Inc.*	102,060
7,900	Pan Pacific International Holdings Corp.	205,272
19,300	Rakuten Group, Inc.*	124,531
9,700	Ryohin Keikaku Co. Ltd.	178,119
17,500	Takashimaya Co. Ltd.	140,493

		71,581,524

Building Products – 0.3%
11,281	A.O. Smith Corp.	1,013,372
545	AAON, Inc.	58,773
3,400	AGC, Inc.	110,331
5,820	Allegion PLC	848,207
9,132	Builders FirstSource, Inc.*	1,770,329
80,532	Carrier Global Corp.	6,482,021
6,609	Cie de Saint-Gobain SA	602,757
2,600	Daikin Industries Ltd.	364,939
13,181	Genuit Group PLC	84,499
20,279	Johnson Controls International PLC	1,573,853
5,423	Kingspan Group PLC	508,618
8,800	Lixil Corp.	105,455
16,649	Masco Corp.	1,397,517
2,400	Sanwa Holdings Corp.	63,894
3,000	TOTO Ltd.	111,592
4,741	Volution Group PLC	38,771

		15,134,928

Capital Markets – 1.3%
55,083	3i Group PLC	2,440,093
42,266	abrdn PLC	92,259
18,447	AJ Bell PLC	110,859
3,871	Alpha Group International PLC	114,375
4,218	Ameriprise Financial, Inc.	1,981,659
963	Amundi SA(a)	71,981
6,600	Ashmore Group PLC	18,138
13,029	Azimut Holding SpA	336,971
8,910	Bank of New York Mellon Corp.	640,273
1,042	BlackRock, Inc.	989,389
15,975	Blackstone, Inc.	2,446,252
5,214	Cboe Global Markets, Inc.	1,068,192
22,758	CME Group, Inc.	5,021,553
37,400	Deutsche Bank AG	647,456
5,487	Deutsche Boerse AG	1,288,175

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
3,226	Euronext NV(a)	$ 350,173
2,475	FactSet Research Systems, Inc.	1,138,129
14,630	Franklin Resources, Inc.	294,794
9,164	Hargreaves Lansdown PLC	136,573
36,053	IG Group Holdings PLC	443,691
12,375	IntegraFin Holdings PLC	61,560
29,963	Intercontinental Exchange, Inc.	4,813,256
20,400	Intermediate Capital Group PLC	609,184
32,488	Investec PLC	247,268
26,983	IP Group PLC*	17,929
12,200	Japan Exchange Group, Inc.	158,555
661	JTC PLC(a)	9,350
15,184	KKR & Co., Inc.	1,982,727
1,592	London Stock Exchange Group PLC	217,962
13,853	LPL Financial Holdings, Inc.	3,222,623
97,770	Man Group PLC	277,145
3,159	MarketAxess Holdings, Inc.	809,336
3,753	Moody’s Corp.	1,781,136
66,191	Morgan Stanley	6,899,750
17,100	Nihon M&A Center Holdings, Inc.	78,105
15,371	Ninety One PLC	35,719
20,200	Nomura Holdings, Inc.	105,424
10,413	Northern Trust Corp.	937,482
5,545	Plus500 Ltd.	185,631
19,903	Quilter PLC(a)	35,364
11,163	Raymond James Financial, Inc.	1,367,021
13,373	S&P Global, Inc.	6,908,759
2,300	SBI Holdings, Inc.	53,228
32,408	Schroders PLC	151,856
3,932	SEI Investments Co.	272,055
5,437	State Street Corp.	481,011
18,683	T. Rowe Price Group, Inc.	2,035,139
13,412	TP ICAP Group PLC	42,407
18,286	Tradeweb Markets, Inc. Class A	2,261,430
2,113	Virtu Financial, Inc. Class A	64,362
24,582	XPS Pensions Group PLC	94,980

		55,848,739

Chemicals – 0.8%
3,000	Air Water, Inc.	42,108
8,877	Akzo Nobel NV	627,081
886	Arkema SA	84,390
6,800	Asahi Kasei Corp.	51,553
90,498	Axalta Coating Systems Ltd.*	3,275,123
40,769	BASF SE	2,160,873
2,647	Celanese Corp.	359,886

Shares	Description	Value

Common Stocks – (continued)
Chemicals – (continued)
4,231	CF Industries Holdings, Inc.	$ 363,020
29,700	Corteva, Inc.	1,746,063
11,190	Covestro AG*(a)	697,367
10,911	Croda International PLC	616,496
800	Daicel Corp.	7,466
20,558	Dow, Inc.	1,123,084
4,450	DSM-Firmenich AG	614,132
2,684	Eastman Chemical Co.	300,474
6,980	Ecolab, Inc.	1,782,203
6,465	Element Solutions, Inc.	175,589
28,694	Elementis PLC	62,454
5,184	Essentra PLC	10,599
35,407	Evonik Industries AG	828,855
10,721	FMC Corp.	706,943
1,022	International Flavors & Fragrances, Inc.	107,238
20,472	Johnson Matthey PLC	417,488
4,974	K&S AG	63,777
4,700	Kansai Paint Co. Ltd.	83,952
8,600	Kuraray Co. Ltd.	127,789
8,934	Lanxess AG	282,814
22,733	Linde PLC	10,840,458
4,352	LyondellBasell Industries NV Class A	417,357
26,600	Mitsubishi Chemical Group Corp.	171,103
4,800	Mitsui Chemicals, Inc.	128,218
10,384	Mosaic Co.	278,083
400	Nippon Shokubai Co. Ltd.	4,857
500	NOF Corp.	8,636
11,980	PPG Industries, Inc.	1,586,871
2,300	Resonac Holdings Corp.	59,780
922	RPM International, Inc.	111,562
5,489	Sherwin-Williams Co.	2,094,987
36,700	Sumitomo Chemical Co. Ltd.	104,784
1,047	Symrise AG	144,894
1,800	Teijin Ltd.	17,803
2,400	Tokuyama Corp.	48,576
2,800	Tokyo Ohka Kogyo Co. Ltd.	68,853
1,700	Tosoh Corp.	22,762
20,392	Umicore SA	264,650
1,325	Victrex PLC	17,219

		33,110,270

Commerical Services & Supplies – 0.6%
29,742	Cintas Corp.	6,123,283
69,286	Copart, Inc.*	3,630,586
7,788	Elis SA	162,529
200	Kokuyo Co. Ltd.	3,551
25,916	Mitie Group PLC	41,113
753	MSA Safety, Inc.	133,537
5,100	Park24 Co. Ltd.*	63,997
5,051	RB Global, Inc.	406,555
18,351	Rentokil Initial PLC	89,734

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Commerical Services & Supplies – (continued)
19,629	Republic Services, Inc.	$ 3,942,288
18,208	Rollins, Inc.	920,961
41,766	Serco Group PLC	99,738
3,869	SPIE SA	147,947
1,300	TOPPAN Holdings, Inc.	38,691
9,946	Veralto Corp.	1,112,559
37,589	Waste Management, Inc.	7,803,476

		24,720,545

Communications Equipment – 0.1%
1,952	F5, Inc.*	429,830
9,217	Motorola Solutions, Inc.	4,144,240
263,089	Nokia OYJ	1,148,691
125	Ubiquiti, Inc.	27,644

		5,750,405

Construction & Engineering – 0.2%
121	Ackermans & van Haaren NV	25,700
6,828	ACS Actividades de Construccion y Servicios SA	315,161
10,553	Balfour Beatty PLC	60,781
4,428	Bouygues SA	148,210
3,200	COMSYS Holdings Corp.	69,857
6,551	Eiffage SA	632,601
6,561	EMCOR Group, Inc.	2,824,707
400	EXEO Group, Inc.	4,360
17,616	Ferrovial SE	757,083
1,554	HOCHTIEF AG	191,691
2,500	Kajima Corp.	46,858
5,985	Keller Group PLC	129,307
52,482	Kier Group PLC	97,117
300	Kyudenko Corp.	14,224
3,201	Morgan Sindall Group PLC	131,811
200	Nishimatsu Construction Co. Ltd.	7,123
1,783	Quanta Services, Inc.	531,601
14,800	Shimizu Corp.	102,014
600	Taisei Corp.	26,347
6,565	Vinci SA	767,426

		6,883,979

Construction Materials – 0.0%
7,495	Buzzi SpA	299,066
9,433	Heidelberg Materials AG	1,027,629
19,052	Marshalls PLC	84,820
3,700	Taiheiyo Cement Corp.	87,193

		1,498,708

Consumer Finance – 0.2%
15,004	American Express Co.	4,069,085
4,433	Capital One Financial Corp.	663,753
4,100	Credit Saison Co. Ltd.	102,885
3,400	Marui Group Co. Ltd.	56,862
3,341	SLM Corp.	76,409
28,740	Synchrony Financial	1,433,551

		6,402,545

Shares	Description	Value

Common Stocks – (continued)
Consumer Staples Distribution & Retail – 0.6%
2,100	Aeon Co. Ltd.	$ 57,037
100	Ain Holdings, Inc.	3,803
9,825	BJ’s Wholesale Club Holdings, Inc.*	810,366
48,484	Carrefour SA	826,722
317	Casey’s General Stores, Inc.	119,100
2,000	Cosmos Pharmaceutical Corp.	103,636
6,422	Costco Wholesale Corp.	5,693,231
16,850	Dollar General Corp.	1,425,005
13,557	Dollar Tree, Inc.*	953,328
3,823	Grocery Outlet Holding Corp.*	67,094
61,121	J Sainsbury PLC	241,877
22,165	Jeronimo Martins SGPS SA	435,231
2,111	Kesko OYJ Class B	45,037
900	Kobe Bussan Co. Ltd.	28,069
60,497	Koninklijke Ahold Delhaize NV	2,089,629
33,960	Kroger Co.	1,945,908
300	Kusuri No. Aoki Holdings Co. Ltd.	6,977
216,040	Marks & Spencer Group PLC	1,078,137
8,700	MatsukiyoCocokara & Co.	143,335
7,216	Seven & i Holdings Co. Ltd.	108,656
3,600	Sugi Holdings Co. Ltd.	66,484
300	Sundrug Co. Ltd.	8,877
63,823	Sysco Corp.	4,982,023
17,213	Target Corp.	2,682,818
161,264	Tesco PLC	774,278
7,179	Walmart, Inc.	579,704
200	Yaoko Co. Ltd.	13,578

		25,289,940

Containers & Packaging – 0.2%
551	AptarGroup, Inc.	88,265
6,731	Avery Dennison Corp.	1,485,935
9,327	Ball Corp.	633,397
1,134	Berry Global Group, Inc.	77,089
31,018	Crown Holdings, Inc.	2,974,006
33,346	DS Smith PLC	206,211
1,636	Huhtamaki OYJ	63,520
17,536	Packaging Corp. of America	3,777,254
20,342	Smurfit WestRock PLC	1,005,302

		10,310,979

Distributors – 0.0%
383	D’ieteren Group	81,101
2,332	Genuine Parts Co.	325,734
20,123	Inchcape PLC	214,997
7,663	LKQ Corp.	305,907
2,490	Pool Corp.	938,232

		1,865,971

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Diversified REITs – 0.0%
9,846	Balanced Commercial Property Trust Ltd.	$ 12,532
22,576	British Land Co. PLC	131,545
2,603	Covivio SA	158,408

		302,485

Diversified Telecommunication Services – 0.3%
52,171	AT&T, Inc.	1,147,762
78,876	Deutsche Telekom AG	2,316,527
4,497	Elisa OYJ	238,406
3,145	Helios Towers PLC*	4,822
5,186	Infrastrutture Wireless Italiane SpA(a)	63,785
500	Internet Initiative Japan, Inc.	10,549
83,670	Koninklijke KPN NV	341,731
525,000	Nippon Telegraph & Telephone Corp.	538,222
39,216	Orange SA	449,137
64,477	Telefonica SA	315,427
192,710	Verizon Communications, Inc.	8,654,606

		14,080,974

Electric Utilities – 0.4%
2,367	Acciona SA	335,822
12,870	American Electric Power Co., Inc.	1,320,462
2,900	Chugoku Electric Power Co., Inc.	19,860
8,299	Constellation Energy Corp.	2,157,906
33,079	EDP SA	150,866
199	Elia Group SA	22,744
430,684	Enel SpA	3,440,216
2,922	Entergy Corp.	384,564
4,535	Evergy, Inc.	281,215
11,774	Exelon Corp.	477,436
5,800	Hokkaido Electric Power Co., Inc.	39,034
5,300	Kyushu Electric Power Co., Inc.	57,942
18,017	NRG Energy, Inc.	1,641,349
203,113	PG&E Corp.	4,015,544
2,667	Pinnacle West Capital Corp.	236,269
74,416	SSE PLC	1,875,611
4,100	Tohoku Electric Power Co., Inc.	39,293
2,420	Verbund AG	200,226

		16,696,359

Shares	Description	Value

Common Stocks – (continued)
Electrical Equipment – 0.4%
8,314	AMETEK, Inc.	$ 1,427,597
3,306	DiscoverIE Group PLC	26,868
47,219	Emerson Electric Co.	5,164,342
5,000	Fujikura Ltd.	169,900
3,300	Furukawa Electric Co. Ltd.	83,838
7,554	Generac Holdings, Inc.*	1,200,180
3,800	GS Yuasa Corp.	76,009
400	Mabuchi Motor Co. Ltd.	6,210
38,400	Mitsubishi Electric Corp.	622,884
11,600	NIDEC Corp.	244,216
16,112	Prysmian SpA	1,172,285
4,831	Rockwell Automation, Inc.	1,296,930
19,301	Siemens Energy AG*	712,590
8,946	Signify NV(a)	211,032
59,162	Vertiv Holdings Co. Class A	5,886,027

		18,300,908

Electronic Equipment, Instruments & Components – 0.3%
8,100	Alps Alpine Co. Ltd.	88,009
200	Amano Corp.	6,032
3,100	Anritsu Corp.	23,625
100	Canon Marketing Japan, Inc.	3,254
11,194	CDW Corp.	2,533,202
1,942	Crane NXT Co.	108,946
1,599	Halma PLC	55,910
7,200	Hamamatsu Photonics KK	93,947
9,600	Ibiden Co. Ltd.	296,706
613	IPG Photonics Corp.*	45,558
10,293	Jabil, Inc.	1,233,410
9,571	Keysight Technologies, Inc.*	1,521,119
1,500	Macnica Holdings, Inc.	20,889
16,300	Murata Manufacturing Co. Ltd.	322,556
400	Nippon Electric Glass Co. Ltd.	9,406
2,700	Omron Corp.	123,443
857	Oxford Instruments PLC	24,309
2,419	Spectris PLC	88,404
20,674	TD SYNNEX Corp.	2,482,534
18,500	TDK Corp.	236,325
18,137	TE Connectivity PLC	2,738,506
876	Teledyne Technologies, Inc.*	383,390
18,254	Trimble, Inc.*	1,133,391
2,532	Zebra Technologies Corp. Class A*	937,650

		14,510,521

Energy Equipment & Services – 0.2%
12,282	Baker Hughes Co.	443,994
13,912	Halliburton Co.	404,144
503,562	Saipem SpA*	1,112,717
128,737	Schlumberger NV	5,400,517
1,613	Technip Energies NV	38,975
18,327	Tenaris SA	290,884
9,360	Vallourec SACA*	141,904

		7,833,135

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Entertainment – 0.6%
4,495	Bollore SE	$ 30,005
6,900	Capcom Co. Ltd.	160,936
9,982	Electronic Arts, Inc.	1,431,818
200	GungHo Online Entertainment, Inc.	4,303
3,900	Koei Tecmo Holdings Co. Ltd.	44,968
1,400	Konami Group Corp.	142,770
24,694	Netflix, Inc.*	17,514,713
13,000	Nintendo Co. Ltd.	694,868
572	Spotify Technology SA*	210,799
4,500	Square Enix Holdings Co. Ltd.	178,640
23,969	Take-Two Interactive Software, Inc.*	3,684,275
500	Toho Co. Ltd.	20,280
3,477	Ubisoft Entertainment SA*	39,038
27,863	Universal Music Group NV	728,930
16,168	Walt Disney Co.	1,555,200
50,534	Warner Bros Discovery, Inc.*	416,905

		26,858,448

Financial Services – 1.8%
1,164	Adyen NV*(a)	1,822,380
38,918	Apollo Global Management, Inc.	4,861,247
56,932	Berkshire Hathaway, Inc. Class B*	26,203,522
3,639	Corpay, Inc.*	1,138,134
3,339	EXOR NV	357,954
1,342	Fiserv, Inc.*	241,090
3,935	Global Payments, Inc.	403,023
1,400	GMO Payment Gateway, Inc.	85,195
882	Groupe Bruxelles Lambert NV	68,729
5,326	Jack Henry & Associates, Inc.	940,252
42,769	M&G PLC	118,635
40,926	Mastercard, Inc. Class A	20,209,259
3,800	Mitsubishi HC Capital, Inc.	26,988
3,800	ORIX Corp.	88,915
31,043	OSB Group PLC	162,450
10,037	Paragon Banking Group PLC	104,244
36,187	PayPal Holdings, Inc.*	2,823,671
78,307	Visa, Inc. Class A	21,530,510
775	Wendel SE	79,298
7,000	Western Union Co.	83,510

		81,349,006

Shares	Description	Value

Common Stocks – (continued)
Food Products – 0.3%
5,300	Ajinomoto Co., Inc.	$ 205,120
8,004	Archer-Daniels-Midland Co.	478,159
8,115	Associated British Foods PLC	253,616
3,803	Bunge Global SA	367,522
38,846	Danone SA	2,829,521
4,093	Glanbia PLC	72,032
69,293	Greencore Group PLC*	170,460
5,850	Hershey Co.	1,121,913
4,365	Hilton Food Group PLC	52,405
200	House Foods Group, Inc.	4,250
3,168	J.M. Smucker Co.	383,645
772	JDE Peet’s NV	16,121
300	Kagome Co. Ltd.	6,722
1,621	Kerry Group PLC Class A	167,981
400	Kewpie Corp.	9,992
1,721	Lamb Weston Holdings, Inc.	111,418
2	Lotus Bakeries NV	26,838
11,532	McCormick & Co., Inc.	949,084
3,500	MEIJI Holdings Co. Ltd.	87,543
300	NH Foods Ltd.	11,123
2,700	Nichirei Corp.	83,661
7,700	Nisshin Seifun Group, Inc.	97,458
7,500	Nissin Foods Holdings Co. Ltd.	209,582
4,944	Pilgrim’s Pride Corp.*	227,415
6,901	Premier Foods PLC	16,921
2,000	Toyo Suisan Kaisha Ltd.	131,310
63,196	Tyson Foods, Inc. Class A	3,763,954
119	Viscofan SA	8,450
5,900	Yakult Honsha Co. Ltd.	136,637
1,000	Yamazaki Baking Co. Ltd.	19,814

		12,020,667

Gas Utilities – 0.0%
9,055	Enagas SA(b)	138,898
26,752	Italgas SpA	161,718
4,678	Naturgy Energy Group SA	120,959
300	Nippon Gas Co. Ltd.	4,824
8,400	Osaka Gas Co. Ltd.	189,438
1,066	Rubis SCA	29,123
185,312	Snam SpA	943,932
6,900	Tokyo Gas Co. Ltd.	160,722
2,128	UGI Corp.	53,227

		1,802,841

Ground Transportation – 0.4%
3,200	Central Japan Railway Co.	73,888
58,786	CSX Corp.	2,029,881
2,700	East Japan Railway Co.	53,584
8,247	Firstgroup PLC	16,109

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Ground Transportation – (continued)
8,900	Kintetsu Group Holdings Co. Ltd.	$ 221,651
1,401	Knight-Swift Transportation Holdings, Inc.	75,750
2,700	Kyushu Railway Co.	77,676
600	Nagoya Railroad Co. Ltd.	7,284
200	Nankai Electric Railway Co. Ltd.	3,295
600	Nishi-Nippon Railroad Co. Ltd.	9,583
7,138	Old Dominion Freight Line, Inc.	1,417,892
1,627	Schneider National, Inc. Class B	46,435
600	Sotetsu Holdings, Inc.	9,988
2,600	Tobu Railway Co. Ltd.	45,415
552	U-Haul Holding Co.	39,763
35,810	Union Pacific Corp.	8,826,449
3,000	West Japan Railway Co.	56,974
23,505	XPO, Inc.*	2,527,023

		15,538,640

Health Care Equipment & Supplies – 1.3%
92,029	Abbott Laboratories	10,492,226
6,600	Asahi Intecc Co. Ltd.	116,116
2,558	Baxter International, Inc.	97,127
22,628	Becton Dickinson & Co.	5,455,611
1,221	BioMerieux	146,336
66,800	Boston Scientific Corp.*	5,597,840
1,760	Carl Zeiss Meditec AG	139,628
127,042	ConvaTec Group PLC(a)	385,853
20,449	Dexcom, Inc.*	1,370,901
22,238	Edwards Lifesciences Corp.*	1,467,486
8,224	EssilorLuxottica SA	1,948,464
5,529	Globus Medical, Inc. Class A*	395,545
25,963	Hologic, Inc.*	2,114,946
2,914	IDEXX Laboratories, Inc.*	1,472,211
390	Insulet Corp.*	90,772
16,045	Intuitive Surgical, Inc.*	7,882,427
46,034	Koninklijke Philips NV*	1,509,252
694	Masimo Corp.*	92,531
92,167	Medtronic PLC	8,297,795
5,750	ResMed, Inc.	1,403,690
9,078	Siemens Healthineers AG(a)	545,231
6,418	Smith & Nephew PLC	99,613
15,689	STERIS PLC	3,805,210
5,662	Stryker Corp.	2,045,454
1,463	Teleflex, Inc.	361,829
3,389	Zimmer Biomet Holdings, Inc.	365,843

		57,699,937

Shares	Description	Value

Common Stocks – (continued)
Health Care Providers & Services – 0.8%
3,284	Amplifon SpA	$ 94,515
7,021	Centene Corp.*	528,541
15,138	CVS Health Corp.	951,877
7,826	DaVita, Inc.*	1,282,916
12,471	Elevance Health, Inc.	6,484,920
2,433	Fresenius Medical Care AG	103,382
6,043	Fresenius SE & Co. KGaA*	230,545
300	H.U. Group Holdings, Inc.	5,563
14,394	HCA Healthcare, Inc.	5,850,153
26,576	Henry Schein, Inc.*	1,937,390
9,944	Labcorp Holdings, Inc.	2,222,285
2,700	Medipal Holdings Corp.	47,059
2,630	Premier, Inc. Class A	52,600
3,003	Quest Diagnostics, Inc.	466,216
200	Ship Healthcare Holdings, Inc.	3,268
3,385	Spire Healthcare Group PLC(a)	10,658
600	Suzuken Co. Ltd.	21,059
500	Toho Holdings Co. Ltd.	15,891
28,783	UnitedHealth Group, Inc.	16,828,845
1,555	Universal Health Services, Inc. Class B	356,111

		37,493,794

Health Care REITs – 0.0%
637	Aedifica SA	44,615
3,283	Alexandria Real Estate Equities, Inc.	389,856
55,376	Assura PLC	31,424
3,424	Healthcare Realty Trust, Inc.	61,876
12,476	Healthpeak Properties, Inc.	285,326
8,454	Omega Healthcare Investors, Inc.	344,078
3,053	Target Healthcare REIT PLC	3,668

		1,160,843

Health Care Technology – 0.0%
11,100	M3, Inc.	111,155
548	Veeva Systems, Inc. Class A*	115,009

		226,164

Hotel & Resort REITs – 0.0%
20,976	Host Hotels & Resorts, Inc.	369,178

Hotels, Restaurants & Leisure – 0.8%
19,635	Airbnb, Inc. Class A*	2,489,914
11,156	Amadeus IT Group SA	807,945
2,265	Booking Holdings, Inc.	9,540,452
7,507	Caesars Entertainment, Inc.*	313,342
26,345	Carnival Corp.*	486,856
4,973	Carnival PLC*	81,968
42,241	Chipotle Mexican Grill, Inc.*	2,433,926

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
8,316	Darden Restaurants, Inc.	$ 1,364,905
9,925	Domino’s Pizza Group PLC	39,825
4,480	Domino’s Pizza, Inc.	1,927,027
80,041	Entain PLC	817,790
3,782	Expedia Group, Inc.*	559,812
5,600	Food & Life Cos. Ltd.	112,523
4,412	Greggs PLC	184,273
2,109	J D Wetherspoon PLC*	20,908
8,572	Just Eat Takeaway.com NV*(a)	128,489
3,700	La Francaise des Jeux SAEM(a)	152,253
9,998	Las Vegas Sands Corp.	503,299
2,526	Marriott International, Inc. Class A	627,964
11,482	McDonald’s Corp.	3,496,384
8,957	MGM Resorts International*	350,129
2,310	Mitchells & Butlers PLC*	9,175
2,312	Playtech PLC*	23,245
7,100	Skylark Holdings Co. Ltd.	114,545
3,781	Sodexo SA	309,980
83,028	SSP Group PLC	177,101
25,629	Starbucks Corp.	2,498,571
11,958	Texas Roadhouse, Inc.	2,111,783
2,300	Toridoll Holdings Corp.	59,760
25,522	Trainline PLC*(a)	113,189
27,495	TUI AG*	209,898
423	Vail Resorts, Inc.	73,725
27,040	Whitbread PLC	1,135,100
3,980	Wynn Resorts Ltd.	381,602
2,500	Yoshinoya Holdings Co. Ltd.	54,722
17,461	Yum! Brands, Inc.	2,439,476
400	Zensho Holdings Co. Ltd.	22,162

		36,174,018

Household Durables – 0.1%
4,689	Berkeley Group Holdings PLC	296,586
10,068	Crest Nicholson Holdings PLC	25,963
400	Fujitsu General Ltd.	5,933
590	Garmin Ltd.	103,858
1,100	Haseko Corp.	14,428
500	Iida Group Holdings Co. Ltd.	7,722
2,951	Lennar Corp. Class A	553,253
1,870	Mohawk Industries, Inc.*	300,472
13,700	Nikon Corp.	141,892
356	NVR, Inc.*	3,493,001
39,500	Panasonic Holdings Corp.	346,998
2,806	PulteGroup, Inc.	402,745
1,600	Rinnai Corp.	39,523
492	SEB SA	56,160

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
1,100	Sekisui Chemical Co. Ltd.	$ 17,199
16,400	Sharp Corp.*	109,070
102,862	Taylor Wimpey PLC	226,264
9,230	Vistry Group PLC*	161,414

		6,302,481

Household Products – 0.0%
2,300	Lion Corp.	25,877
800	Pigeon Corp.	9,370
3,539	Reckitt Benckiser Group PLC	216,531
1,826	Spectrum Brands Holdings, Inc.	173,726
1,000	Unicharm Corp.	36,026

		461,530

Independent Power and Renewable Electricity Producers – 0.0%
35,703	Drax Group PLC	307,394
1,300	Electric Power Development Co. Ltd.	21,740
5,684	Vistra Corp.	673,781

		1,002,915

Industrial Conglomerates – 0.3%
13,055	3M Co.	1,784,618
6,967	DCC PLC	475,632
34,900	Hitachi Ltd.	925,455
49,661	Honeywell International, Inc.	10,265,425
5,411	Smiths Group PLC	121,602

		13,572,732

Industrial REITs – 0.0%
3,001	Americold Realty Trust, Inc.	84,838
1,619	EastGroup Properties, Inc.	302,462
4,676	First Industrial Realty Trust, Inc.	261,762
49,790	LondonMetric Property PLC	136,892
8,162	Rexford Industrial Realty, Inc.	410,630
11,112	Urban Logistics REIT PLC	18,749

		1,215,333

Insurance – 1.4%
14,097	Admiral Group PLC	525,466
18,357	Aflac, Inc.	2,052,313
11,715	Allianz SE	3,853,285
9,737	Allstate Corp.	1,846,622
6,850	American International Group, Inc.	501,626
17,926	Aon PLC Class A	6,202,217
15,611	Arch Capital Group Ltd.*	1,746,559
13,963	Arthur J Gallagher & Co.	3,928,769
1,776	Assurant, Inc.	353,175
192,967	Aviva PLC	1,249,801

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Insurance – (continued)
1,078	Axis Capital Holdings Ltd.	$ 85,820
66,792	Beazley PLC	682,092
9,718	Brown & Brown, Inc.	1,006,785
20,844	Chubb Ltd.	6,011,201
8,802	Cincinnati Financial Corp.	1,198,128
21,600	Dai-ichi Life Holdings, Inc.	560,463
44,263	Direct Line Insurance Group PLC	111,038
158	Erie Indemnity Co. Class A	85,292
3,418	Everest Group Ltd.	1,339,275
13,859	Generali	401,116
10,215	Globe Life, Inc.	1,081,871
448	Hannover Rueck SE	127,886
13,335	Hartford Financial Services Group, Inc.	1,568,329
30,573	Hiscox Ltd.	468,423
21,100	Japan Post Holdings Co. Ltd.	202,331
5,088	Japan Post Insurance Co. Ltd.	93,447
11,307	Just Group PLC	21,043
10,085	Lancashire Holdings Ltd.	92,629
4,285	Loews Corp.	338,729
1,827	Markel Group, Inc.*	2,865,796
10,421	Marsh & McLennan Cos., Inc.	2,324,821
6,980	MetLife, Inc.	575,710
18,900	MS&AD Insurance Group Holdings, Inc.	444,229
4,543	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,503,393
15,667	NN Group NV	781,722
5,904	Old Republic International Corp.	209,120
64,016	Poste Italiane SpA(a)	898,985
4,194	Principal Financial Group, Inc.	360,265
36,389	Progressive Corp.	9,234,073
4,360	Prudential Financial, Inc.	527,996
13,045	Sampo OYJ Class A	608,423
4,732	SCOR SE	105,855
9,500	Sompo Holdings, Inc.	214,137
7,600	T&D Holdings, Inc.	133,994
520	Talanx AG	43,833
15,100	Tokio Marine Holdings, Inc.	556,804
3,171	Travelers Cos., Inc.	742,395
18,263	Unipol Gruppo SpA	217,367
20,580	W.R. Berkley Corp.	1,167,503
427	Willis Towers Watson PLC	125,764

		62,377,916

Shares	Description	Value

Common Stocks – (continued)
Interactive Media & Services – 1.3%
56,637	Auto Trader Group PLC(a)	$ 658,415
2,700	Kakaku.com, Inc.	47,000
19,400	LY Corp.	56,547
110,707	Match Group, Inc.*	4,189,153
88,852	Meta Platforms, Inc. Class A	50,862,439
24,216	MONY Group PLC	68,564
60,739	Rightmove PLC	502,097
4,878	TripAdvisor, Inc.*	70,682
30,744	Trustpilot Group PLC*(a)	92,893

		56,547,790

IT Services – 0.7%
26,657	Accenture PLC Class A	9,422,716
4,538	Akamai Technologies, Inc.*	458,111
738	Alten SA	82,503
1,119	Amdocs Ltd.	97,890
4,845	Bechtle AG	216,727
800	BIPROGY, Inc.	27,187
2,344	Capgemini SE	506,071
6,617	Cognizant Technology Solutions Corp. Class A	510,700
3,022	Computacenter PLC	100,004
1,665	EPAM Systems, Inc.*	331,385
21,800	Fujitsu Ltd.	448,195
300	Gartner, Inc.*	152,028
8,955	GoDaddy, Inc. Class A*	1,403,965
54,108	International Business Machines Corp.	11,962,197
3,170	Kainos Group PLC	37,423
2,654	NEC Corp.	256,287
2,600	NET One Systems Co. Ltd.	64,928
4,800	Nomura Research Institute Ltd.	178,136
2,600	NTT Data Group Corp.	46,794
1,118	Okta, Inc.*	83,112
4,200	Otsuka Corp.	103,727
341	Reply SpA	51,422
4,300	SCSK Corp.	89,157
856	Softcat PLC	17,761
409	Sopra Steria Group	86,000
845	TietoEVRY OYJ	17,456
1,900	TIS, Inc.	48,501
11,235	Twilio, Inc. Class A*	732,747
7,710	VeriSign, Inc.*	1,464,591

		28,997,721

Leisure Products – 0.0%
8,600	Bandai Namco Holdings, Inc.	196,236
1,149	Games Workshop Group PLC	165,300
9,898	Hasbro, Inc.	715,823
16,143	Mattel, Inc.*	307,524
4,400	Sankyo Co. Ltd.	64,852
4,900	Sega Sammy Holdings, Inc.	98,170
1,100	Shimano, Inc.	209,404
2,200	Tomy Co. Ltd.	60,339

		1,817,648

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Life Sciences Tools & Services – 0.3%
12,923	Agilent Technologies, Inc.	$ 1,918,807
867	Bio-Rad Laboratories, Inc. Class A*	290,081
937	Bio-Techne Corp.	74,894
1,597	Charles River Laboratories International, Inc.*	314,561
1,140	Danaher Corp.	316,943
4,372	Eurofins Scientific SE	277,190
3,356	Gerresheimer AG	299,559
7,144	IQVIA Holdings, Inc.*	1,692,914
3,030	Mettler-Toledo International, Inc.*	4,544,091
10,776	Qiagen NV*	489,301
2,646	Revvity, Inc.	338,026
363	Sartorius Stedim Biotech	76,004
2,967	Thermo Fisher Scientific, Inc.	1,835,297
3,040	Waters Corp.*	1,094,066
3,175	West Pharmaceutical Services, Inc.	953,008

		14,514,742

Machinery – 0.5%
828	Allison Transmission Holdings, Inc.	79,546
8,600	Amada Co. Ltd.	87,803
402	ANDRITZ AG	28,487
2,093	Bodycote PLC	16,906
2,607	Cargotec OYJ Class B	152,296
11,464	Caterpillar, Inc.	4,483,800
4,302	Cummins, Inc.	1,392,945
1,400	Daifuku Co. Ltd.	27,101
2,759	Deere & Co.	1,151,413
3,800	DMG Mori Co. Ltd.	81,055
3,023	Donaldson Co., Inc.	222,795
12,747	Dover Corp.	2,444,110
1,125	Esab Corp.	119,112
9,300	FANUC Corp.	273,145
18,127	Fortive Corp.	1,430,764
4,971	GEA Group AG	243,810
600	Glory Ltd.	10,784
4,800	Hitachi Construction Machinery Co. Ltd.	117,648
500	Hoshizaki Corp.	17,413
4,298	IDEX Corp.	921,921
2,000	IHI Corp.	104,888
6,559	Illinois Tool Works, Inc.	1,718,917
4,774	Ingersoll Rand, Inc.	468,616
4,096	Interpump Group SpA	191,346
14,134	Iveco Group NV	142,287

Shares	Description	Value

Common Stocks – (continued)
Machinery – (continued)
1,675	KION Group AG	$ 66,137
3,082	Knorr-Bremse AG	274,621
1,976	Kone OYJ Class B	118,207
1,400	Kurita Water Industries Ltd.	60,574
4,500	Makita Corp.	152,017
4,000	MISUMI Group, Inc.	72,556
12,868	Morgan Advanced Materials PLC	47,569
1,200	NGK Insulators Ltd.	15,783
2,937	Nordson Corp.	771,344
18,900	NSK Ltd.	95,592
6,900	NTN Corp.	12,490
1,000	OSG Corp.	14,138
1,431	Otis Worldwide Corp.	148,738
12,937	Pentair PLC	1,265,109
124	Rational AG	126,598
35,947	Rotork PLC	160,976
4,392	Snap-on, Inc.	1,272,406
539	Spirax Group PLC	54,334
12,556	Stanley Black & Decker, Inc.	1,382,792
16,332	Vesuvius PLC	85,291
2,664	Westinghouse Air Brake Technologies Corp.	484,235
1,029	Xylem, Inc.	138,946
4,000	Yaskawa Electric Corp.	140,026

		22,889,387

Marine Transportation – 0.0%
2,232	Clarkson PLC	109,819

Media – 0.2%
1,528	4imprint Group PLC	102,526
15,105	Ascential PLC	114,403
1,045	Bloomsbury Publishing PLC	9,471
2,018	Charter Communications, Inc. Class A*	653,993
35,440	Comcast Corp. Class A	1,480,329
17,800	CyberAgent, Inc.	126,541
11,947	Fox Corp. Class A	505,716
2,498	Future PLC	33,766
40,047	Informa PLC	440,418
9,419	Interpublic Group of Cos., Inc.	297,923
237	IPSOS SA	14,916
67,555	ITV PLC	72,557
500	Kadokawa Corp.	11,168
1,816	New York Times Co. Class A	101,097
44,214	News Corp. Class A	1,177,419
4,694	Omnicom Group, Inc.	485,313
71,738	Paramount Global Class B	761,857
500	TBS Holdings, Inc.	13,685
14,409	Vivendi SE	166,686
21,251	WPP PLC	217,683

		6,787,467

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – 0.2%
18,745	ArcelorMittal SA	$ 490,831
43,443	Centamin PLC	85,149
7,048	Evraz PLC*(c)	—
8,946	Fresnillo PLC	73,356
124,109	Glencore PLC*	710,729
4,632	Hill & Smith PLC	127,285
7,300	JFE Holdings, Inc.	98,143
5,500	Kobe Steel Ltd.	65,915
2,700	Mitsui Mining & Smelting Co. Ltd.	92,415
6,300	Nippon Steel Corp.	141,196
11,503	Nucor Corp.	1,729,361
315	Reliance, Inc.	91,101
36,912	Rio Tinto PLC	2,620,294
11,172	Steel Dynamics, Inc.	1,408,566
1,568	voestalpine AG	40,743

		7,775,084

Multi-Utilities – 0.2%
61,367	A2A SpA	141,755
43,840	CenterPoint Energy, Inc.	1,289,773
885,774	Centrica PLC	1,385,476
12,916	CMS Energy Corp.	912,257
4,782	DTE Energy Co.	614,057
20,871	E.ON SE	310,810
36,828	Engie SA	636,837
13,551	Hera SpA	54,075
15,740	National Grid PLC	217,574
25,959	NiSource, Inc.	899,479
13,615	Sempra	1,138,622

		7,600,715

Office REITs – 0.0%
4,627	BXP, Inc.	372,288
1,897	Workspace Group PLC	16,450

		388,738

Oil, Gas & Consumable Fuels – 1.3%
8,631	APA Corp.	211,114
198,840	BP PLC	1,037,057
74,131	Chevron Corp.	10,917,272
8,608	ConocoPhillips	906,250
500	Cosmo Energy Holdings Co. Ltd.	27,583
37,738	Devon Energy Corp.	1,476,311
15,496	Diamondback Energy, Inc.	2,671,511
23,500	ENEOS Holdings, Inc.	128,666
55,781	Eni SpA	848,849
18,987	EOG Resources, Inc.	2,334,072
208,324	Exxon Mobil Corp.	24,419,739
48,887	Harbour Energy PLC	174,365

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
21,200	Idemitsu Kosan Co. Ltd.	$ 153,729
8,300	Inpex Corp.	112,372
1,600	Iwatani Corp.	23,097
23,180	Kinder Morgan, Inc.	512,046
3,788	Marathon Petroleum Corp.	617,103
9,535	Occidental Petroleum Corp.	491,434
2,465	OMV AG	105,453
13,592	ONEOK, Inc.	1,238,639
4,669	Phillips 66	613,740
92,183	TotalEnergies SE	5,985,929
13,392	Valero Energy Corp.	1,808,322

		56,814,653

Paper & Forest Products – 0.0%
13,661	Mondi PLC	260,590
22,300	Oji Holdings Corp.	89,339
11,264	UPM-Kymmene OYJ	377,056

		726,985

Passenger Airlines – 0.1%
94,526	American Airlines Group, Inc.*	1,062,472
2,400	ANA Holdings, Inc.	51,392
11,013	Delta Air Lines, Inc.	559,350
167,177	Deutsche Lufthansa AG	1,224,469
27,995	easyJet PLC	194,966
11,900	Japan Airlines Co. Ltd.	208,126
10,775	Southwest Airlines Co.	319,263
31,119	United Airlines Holdings, Inc.*	1,775,650
4,587	Wizz Air Holdings PLC*(a)	88,983

		5,484,671

Personal Products – 0.1%
7,789	Beiersdorf AG	1,172,398
794	elf Beauty, Inc.*	86,570
13,267	Estee Lauder Cos., Inc. Class A	1,322,587
4,900	Kao Corp.	242,190
64,066	Kenvue, Inc.	1,481,847
300	Kose Corp.	19,372
300	Milbon Co. Ltd.	6,630
3,355	Unilever PLC	217,516

		4,549,110

Pharmaceuticals – 1.3%
22,000	Astellas Pharma, Inc.	254,262
17,352	AstraZeneca PLC	2,703,206
78,873	Bayer AG	2,668,408
17,565	Bristol-Myers Squibb Co.	908,813
7,200	Chugai Pharmaceutical Co. Ltd.	348,992
3,800	Eisai Co. Ltd.	141,645
138,484	GSK PLC	2,819,675

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Pharmaceuticals – (continued)
3,409	Hikma Pharmaceuticals PLC	$ 87,235
100	Hisamitsu Pharmaceutical Co., Inc.	2,699
2,014	Ipsen SA	248,085
117,002	Johnson & Johnson	18,961,344
8,100	Kyowa Kirin Co. Ltd.	142,938
85,597	Merck & Co., Inc.	9,720,395
1,344	Merck KGaA	237,257
2,100	Nippon Shinyaku Co. Ltd.	54,801
2,300	Ono Pharmaceutical Co. Ltd.	30,874
1,501	Otsuka Holdings Co. Ltd.	85,255
307,476	Pfizer, Inc.	8,898,356
2,629	Recordati Industria Chimica e Farmaceutica SpA	148,765
6,400	Santen Pharmaceutical Co. Ltd.	77,692
4,800	Shionogi & Co. Ltd.	68,804
4,943	Takeda Pharmaceutical Co. Ltd.	142,426
40,143	Viatris, Inc.	466,060
32,143	Zoetis, Inc.	6,280,099

		55,498,086

Professional Services – 0.6%
1,194	Arcadis NV	82,789
25,314	Booz Allen Hamilton Holding Corp.	4,120,107
22,740	Broadridge Financial Solutions, Inc.	4,889,782
2,844	Bureau Veritas SA	94,354
9,602	Clarivate PLC*	68,174
32,020	Experian PLC	1,686,481
967	FTI Consulting, Inc.*	220,051
2,297	Genpact Ltd.	90,065
25,890	Hays PLC	32,139
845	Intertek Group PLC	58,421
20,602	Leidos Holdings, Inc.	3,358,126
17,148	Pagegroup PLC	88,888
806	Parsons Corp.*	83,566
38,865	Paychex, Inc.	5,215,294
5,020	Paycom Software, Inc.	836,181
4,623	Paycor HCM, Inc.*	65,521
39,400	Persol Holdings Co. Ltd.	71,004
10,091	Randstad NV	501,383
11,300	Recruit Holdings Co. Ltd.	686,502
629	Science Applications International Corp.	87,601
2,300	TechnoPro Holdings, Inc.	44,765
1,327	Teleperformance SE	137,279
467	Verisk Analytics, Inc.	125,137
9,560	Wolters Kluwer NV	1,612,501

		24,256,111

Shares	Description	Value

Common Stocks – (continued)
Real Estate Management & Development – 0.1%
1,400	Aeon Mall Co. Ltd.	$ 20,427
4,081	CBRE Group, Inc. Class A*	508,003
14,468	CoStar Group, Inc.*	1,091,466
1,200	Daito Trust Construction Co. Ltd.	146,167
29,213	Grainger PLC	95,883
6,800	Hulic Co. Ltd.	69,220
40,401	International Workplace Group PLC	96,136
13,200	Mitsubishi Estate Co. Ltd.	208,485
600	Relo Group, Inc.	7,888
6,707	Savills PLC	106,348
2,068	TAG Immobilien AG*	38,331

		2,388,354

Residential REITs – 0.0%
3,616	AvalonBay Communities, Inc.	814,504
2,713	Camden Property Trust	335,137
2,882	Empiric Student Property PLC	3,753
9,074	Invitation Homes, Inc.	319,949
1,969	Mid-America Apartment Communities, Inc.	312,874

		1,786,217

Retail REITs – 0.1%
4,983	Agree Realty Corp.	375,370
6,750	Federal Realty Investment Trust	776,048
32,183	Kimco Realty Corp.	747,289
3,802	Klepierre SA	124,576
1,593	Regency Centers Corp.	115,062
7,353	Simon Property Group, Inc.	1,242,804

		3,381,149

Semiconductors & Semiconductor Equipment – 1.2%
87,413	Advanced Micro Devices, Inc.*	14,342,725
21,039	Applied Materials, Inc.	4,250,930
9,655	BE Semiconductor Industries NV	1,231,404
36,064	Intel Corp.	846,061
2,943	Lam Research Corp.	2,401,723
37,851	Microchip Technology, Inc.	3,039,057
79,456	Micron Technology, Inc.	8,240,382
7,600	Mitsui High-Tec, Inc.	47,926
1,633	Monolithic Power Systems, Inc.	1,509,709
9,076	NXP Semiconductors NV	2,178,331
5,882	ON Semiconductor Corp.*	427,092
10,778	Qorvo, Inc.*	1,113,367
7,493	QUALCOMM, Inc.	1,274,185
30,650	Renesas Electronics Corp.	444,813
13,369	Skyworks Solutions, Inc.	1,320,456

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – (continued)
11,200	Socionext, Inc.	$ 222,776
92,609	STMicroelectronics NV	2,763,010
8,357	Teradyne, Inc.	1,119,253
36,956	Texas Instruments, Inc.	7,634,001
4,100	Tokyo Electron Ltd.	731,176

		55,138,377

Software – 3.2%
24,545	Adobe, Inc.*	12,708,910
809	Atlassian Corp. Class A*	128,477
5,782	Autodesk, Inc.*	1,592,826
17,223	Darktrace PLC*	133,022
6,442	Dassault Systemes SE	255,881
2,649	Dropbox, Inc. Class A*	67,364
2,369	Five9, Inc.*	68,062
20,341	Fortinet, Inc.*	1,577,445
146,858	Gen Digital, Inc.	4,028,315
19,456	Intuit, Inc.	12,082,176
127,517	Microsoft Corp.	54,870,565
5,600	nCino, Inc.*	176,904
1,709	Nemetschek SE	177,633
1,627	Nutanix, Inc. Class A*	96,400
68,430	Oracle Corp.	11,660,472
600	Oracle Corp. Japan	61,946
770	Palo Alto Networks, Inc.*	263,186
6,855	PTC, Inc.*	1,238,424
10,065	Roper Technologies, Inc.	5,600,569
5,544	Sage Group PLC	76,154
60,569	Salesforce, Inc.	16,578,341
27,707	SAP SE	6,337,491
9,465	ServiceNow, Inc.*	8,465,401
1,895	Teradata Corp.*	57,494
2,000	Trend Micro, Inc.	118,751
46,253	Zoom Video Communications, Inc. Class A*	3,225,684
778	Zscaler, Inc.*	132,991

		141,780,884

Specialized REITs – 0.3%
8,981	American Tower Corp.	2,088,621
4,734	Big Yellow Group PLC	80,253
44,988	Crown Castle, Inc.	5,336,926
1,458	CubeSmart	78,484
2,265	Equinix, Inc.	2,010,482
688	Extra Space Storage, Inc.	123,971
3,010	Safestore Holdings PLC	36,257
4,980	SBA Communications Corp.	1,198,686
12,715	VICI Properties, Inc.	423,537
30,613	Weyerhaeuser Co.	1,036,556

		12,413,773

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 0.9%
3,100	ABC-Mart, Inc.	$ 65,883
455	AutoZone, Inc.*	1,433,268
7,781	Bath & Body Works, Inc.	248,370
4,822	Best Buy Co., Inc.	498,113
3,174	CarMax, Inc.*	245,604
18,525	Currys PLC*	22,154
3,821	Dick’s Sporting Goods, Inc.	792,933
1,500	Fast Retailing Co. Ltd.	497,696
10,969	Frasers Group PLC*	122,321
44,990	Home Depot, Inc.	18,229,948
33,290	Industria de Diseno Textil SA	1,971,647
192,437	Kingfisher PLC	830,509
4,700	K’s Holdings Corp.	50,571
14,053	Lowe’s Cos., Inc.	3,806,255
1,200	Nitori Holdings Co. Ltd.	178,659
8,993	Pets at Home Group PLC	36,719
10,195	Ross Stores, Inc.	1,534,449
1,908	Shimamura Co. Ltd.	104,226
76,417	TJX Cos., Inc.	8,982,054
1,253	Ulta Beauty, Inc.*	487,567
1,500	USS Co. Ltd.	14,238
4,972	Watches of Switzerland Group PLC*(a)	31,796
25,300	Yamada Holdings Co. Ltd.	79,328
25,869	Zalando SE*(a)	855,020

		41,119,328

Technology Hardware, Storage & Peripherals – 0.1%
6,600	Brother Industries Ltd.	129,442
9,500	Canon, Inc.	312,885
10,400	FUJIFILM Holdings Corp.	269,224
23,654	Hewlett Packard Enterprise Co.	483,961
44,754	HP, Inc.	1,605,326
6,800	Konica Minolta, Inc.	19,694
17,694	NetApp, Inc.	2,185,386
12,604	Ricoh Co. Ltd.	136,785
9,465	Seagate Technology Holdings PLC	1,036,701
4,900	Seiko Epson Corp.	90,643

		6,270,047

Textiles, Apparel & Luxury Goods – 0.4%
7,963	adidas AG	2,110,087
10,200	Asics Corp.	214,283
97,474	Burberry Group PLC	914,068
61,718	Coats Group PLC	83,084
614	Columbia Sportswear Co.	50,959
18,553	Crocs, Inc.*	2,686,660
6,878	Deckers Outdoor Corp.*	1,096,697
47,407	Dr. Martens PLC	35,774
10,785	HUGO BOSS AG	493,905
5,176	Lululemon Athletica, Inc.*	1,404,508
7,936	Moncler SpA	504,544
27,591	NIKE, Inc. Class B	2,439,044
2,971	Puma SE	124,235

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
5,850	Ralph Lauren Corp.	$ 1,134,140
37,239	Skechers USA, Inc. Class A*	2,492,034
6,178	Tapestry, Inc.	290,242
100	Wacoal Holdings Corp.	3,134

		16,077,398

Trading Companies & Distributors – 0.2%
2,472	Azelis Group NV	54,162
11,791	Brenntag SE	880,109
10,803	Bunzl PLC	511,619
6,306	Diploma PLC	374,859
21,445	Fastenal Co.	1,531,602
397	IMCD NV	68,965
14,447	ITOCHU Corp.	778,622
7,132	Marubeni Corp.	117,834
6,800	MonotaRO Co. Ltd.	113,390
756	MSC Industrial Direct Co., Inc. Class A	65,061
19,149	Rexel SA	555,066
5,600	Sojitz Corp.	132,684
4,900	Sumitomo Corp.	110,035
3,600	Toyota Tsusho Corp.	65,821
9,226	Travis Perkins PLC	114,864
1,920	United Rentals, Inc.	1,554,682
238	Watsco, Inc.	117,067
1,560	WW Grainger, Inc.	1,620,544

		8,766,986

Transportation Infrastructure – 0.0%
1,200	Japan Airport Terminal Co. Ltd.	43,304
200	Kamigumi Co. Ltd.	4,574

		47,878

Wireless Telecommunication Services – 0.0%
25,121	Airtel Africa PLC(a)	38,439
7,538	Freenet AG	224,394
16,500	KDDI Corp.	528,619
230,700	SoftBank Corp.	301,200
655,657	Vodafone Group PLC	657,097

		1,749,749

TOTAL COMMON STOCKS (Cost $1,274,898,061)		$1,464,241,484

Shares	Dividend Rate	Value

Preferred Stocks – 0.0%
Electronics – 0.0%
Sartorius AG
438	0.295%	$ 123,156

Shares	Dividend Rate	Value

Preferred Stocks – (continued)
Household Products – 0.0%
Henkel AG & Co. KGaA
13,416	2.197%	$ 1,261,100

TOTAL PREFERRED STOCKS (Cost $1,314,026)		$ 1,384,256

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(d)(e) – 4.5%
U.S. Treasury Bills
$ 50,000,000	0.000%	10/29/24	$ 49,815,724
150,000,000	0.000	11/26/24	148,909,014

TOTAL U.S. TREASURY OBLIGATIONS (Cost $198,633,892)			$ 198,724,738

Shares	Description	Value

Exchange Traded Funds – 31.6%
279,200	Energy Select Sector SPDR Fund	$ 24,513,760
2,925,500	Financial Select Sector SPDR Fund	132,583,660
1,672,700	Goldman Sachs Access U.S. Preferred Stock & Hybrid ETF	87,205,713
898,500	Industrial Select Sector SPDR Fund	121,692,840
917,900	iShares Convertible Bond ETF	76,800,693
7,156,527	iShares Core MSCI Emerging Markets ETF	410,856,215
870,300	iShares Global Clean Energy ETF	12,784,707
61,000	iShares J.P. Morgan USD Emerging Markets Bond ETF	5,708,380
3,626,314	SPDR Blackstone Senior Loan ETF	151,434,873
566,022	SPDR Bloomberg Convertible Securities ETF	43,351,625
139,000	Technology Select Sector SPDR Fund	31,380,640
575,957	VanEck Fallen Angel High Yield Bond ETF	16,938,895
330,900	Vanguard Real Estate ETF	32,236,278
5,346,600	Vanguard Short-Term Inflation-Protected Securities ETF	263,640,846

TOTAL EXCHANGE TRADED FUNDS (Cost $1,305,887,027)		$1,411,129,125

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(f) – 23.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,064,505,543	4.854%	$1,064,505,543
(Cost $1,064,505,543)

Securities Lending Reinvestment Vehicle(f) – 0.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
16,688,775	4.854%	$ 16,688,775
(Cost $16,688,775)

TOTAL INVESTMENTS – 93.2% (Cost $3,861,927,324)		$4,156,673,921

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.8%		302,998,014

NET ASSETS – 100.0%		$4,459,671,935

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Represents an Affiliated Issuer.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At September 30, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	AUD	33,060,000	USD	22,272,464	12/18/24	$601,920
	GBP	31,110,000	USD	40,940,362	12/18/24	644,623
	IDR	215,397,310,000	USD	13,824,535	12/18/24	313,971
	NZD	27,260,000	USD	16,924,086	12/18/24	396,444
	PHP	635,750,000	USD	11,231,241	12/18/24	91,917
	PLN	84,550,000	USD	21,858,514	12/18/24	53,976
	SEK	96,780,000	USD	9,470,384	12/18/24	96,683
	ZAR	304,180,000	USD	16,919,180	12/18/24	568,506

TOTAL						$2,768,040

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

JPMorgan Securities, Inc.	CAD	7,660,000	USD	5,682,808	12/18/24	$(7,363)
	CHF	28,540,000	USD	34,047,828	12/18/24	(27,151)
	CZK	264,620,000	USD	11,739,736	12/18/24	(32,337)
	HUF	3,361,070,000	USD	9,442,827	12/18/24	(51,453)
	USD	12,238,858	BRL	69,890,000	12/18/24	(471,511)
	USD	82,323,385	EUR	74,120,000	12/18/24	(449,913)
	USD	26,544,152	GBP	20,260,000	12/18/24	(537,553)
	USD	5,254,270	INR	442,810,000	12/18/24	(9,646)
	USD	18,155,951	JPY	2,582,980,000	12/18/24	(12,574)
	USD	4,691,760	KRW	6,231,080,000	12/18/24	(51,833)
	USD	11,356,433	MXN	227,910,000	12/18/24	(77,227)
	USD	16,719,503	TWD	530,560,000	12/18/24	(203,991)

TOTAL						$(1,932,552)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year Australian Bonds	522	12/16/24	$42,005,643	$(438,951)
10 Year Japanese Bonds	114	12/13/24	114,733,693	(8,520)
10 Year U.K. Long Gilt	462	12/27/24	60,797,357	(1,034,391)
10 Year U.S. Treasury Notes	2,140	12/19/24	244,561,875	(321,275)
2 Year German Euro-Schatz	2,217	12/06/24	264,492,064	978,521
2 Year U.S. Treasury Notes	1,330	12/31/24	276,962,110	289,337
20 Year U.S. Treasury Bonds	567	12/19/24	70,414,313	(535,976)
3 Month SOFR	572	03/18/25	137,222,800	146,065
3 Month SOFR	669	06/17/25	161,371,162	177,722
3 Month SOFR	661	09/16/25	159,945,475	177,052
3 Month SOFR	631	12/16/25	152,914,963	148,166
3 Month SOFR	561	03/17/26	136,042,500	110,323
3 Month SOFR	467	12/15/26	113,241,663	123,157
3 Month SOFR	533	06/16/26	129,285,813	92,479
3 Month SOFR	522	09/15/26	126,611,100	122,584
30 Year German Euro-Buxl	186	12/06/24	28,216,200	134,721
3M Euribor	326	03/17/25	88,653,223	179,423
3M Euribor	449	06/16/25	122,489,486	340,943
3M Euribor	486	12/15/25	132,799,671	374,158
3M Euribor	483	09/15/25	131,932,875	378,991
3M Euribor	72	12/16/24	19,467,647	2,316
3M Euribor	470	03/16/26	128,401,506	357,665
3M Euribor	345	09/14/26	94,165,761	203,064
3M Euribor	426	06/15/26	116,333,520	298,385
3M SARON	155	03/18/25	45,489,529	112,391
3M SARON	99	06/17/25	29,110,164	105,536
3M SARON	70	09/16/25	20,603,621	63,751
5 Year German Euro-Bobl	1,261	12/06/24	168,511,953	1,129,799
5 Year German Euro-Bund	1,170	12/06/24	175,717,759	1,268,195
5 Year U.S. Treasury Notes	1,940	12/31/24	213,172,657	(91,316)
ASX 90 Day Bank Accepted Bills	248	12/12/24	169,693,287	(32,593)
ASX 90 Day Bank Accepted Bills	247	03/13/25	169,157,653	(11,597)
ASX 90 Day Bank Accepted Bills	274	06/12/25	187,781,585	20,063
Brent Crude	55	10/31/24	3,943,500	(69,851)
CAC40 Index	65	10/18/24	5,534,774	(8,274)
Canada 10 Year Government Bonds	589	12/18/24	54,442,597	182,600
Coffee	79	12/18/25	7,514,381	833,481
Copper	130	05/28/25	14,925,625	982,379
Corn	559	03/14/25	12,332,938	676,455
Cotton No.2	102	03/07/25	3,843,360	75,354
DAX Index	68	12/20/24	36,906,580	1,126,232
Dollar Index	170	12/16/24	17,088,570	(134,349)
E-Mini Nasdaq 100 Index	248	12/20/24	100,495,800	2,539,219
E-Mini Russell 2000 Index	228	12/20/24	25,640,880	403,958

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts: (continued)
Euro BTP	534	12/06/24	$72,204,414	$1,064,760
Euro Stoxx 50 Index	4,602	12/20/24	257,672,494	8,167,431
French 10 Year Government Bonds	506	12/06/24	71,443,087	134,195
FTSE 100 Index	1,096	12/20/24	121,451,179	(1,294,413)
FTSE/JSE Top 40 Index	212	12/19/24	9,769,240	389,014
FTSE/MIB Index	112	12/20/24	21,227,403	297,347
FVSA index	608	10/16/24	1,289,294	65,052
Gasoil	84	12/12/24	5,514,600	(997,328)
Gold	161	12/27/24	42,816,340	3,084,726
Hang Seng Index	135	10/30/24	18,475,594	1,716,031
HSCEI	282	10/30/24	13,703,056	1,323,722
IBEX 35 Index	195	10/18/24	25,811,965	396,754
Ice 3M Sonia Index	78	03/18/25	24,899,963	(30,503)
Ice 3M Sonia Index	140	06/17/25	44,905,150	(39,416)
Ice 3M Sonia Index	172	12/16/25	55,453,754	(17,136)
Ice 3M Sonia Index	161	03/17/26	51,955,724	(23,364)
Ice 3M Sonia Index	172	09/16/25	55,353,149	(17,938)
Ice 3M Sonia Index	151	06/16/26	48,738,755	(38,452)
Ice 3M Sonia Index	132	09/15/26	42,608,270	(49,895)
Ice 3M Sonia Index	112	12/15/26	36,150,599	(52,162)
Lead	33	11/18/24	1,715,398	2,925
Lead	30	02/17/25	1,591,455	58,514
Lead	43	04/14/25	2,305,811	(135,882)
Lead	45	05/19/25	2,426,558	(120,082)
Lead	156	10/14/24	8,042,892	429,655
Lead	39	08/18/25	2,128,854	84,475
Lean Hogs	149	02/14/25	4,611,550	99,590
Live Cattle	119	02/28/25	8,846,460	297,847
LME Nickel	21	11/18/24	2,194,350	89,854
LME Nickel	75	05/19/25	8,044,421	(33,122)
LME Nickel	94	10/14/24	9,765,361	762,075
LME Nickel	62	08/18/25	6,718,287	494,997
LME Zinc	56	11/18/24	4,316,214	193,221
LME Zinc	111	04/14/25	8,632,470	412,805
LME Zinc	61	10/14/24	4,677,602	314,426
LME Zinc	86	06/16/25	6,689,295	740,514
LME Zinc	91	08/18/25	7,074,795	469,935
Natural Gas	73	03/27/25	2,210,440	118,558
NY Harbor ULSD	45	02/28/25	4,099,221	(714,013)
Omxs30 Index	856	10/18/24	22,131,501	470,870
Primary Aluminum	263	11/18/24	17,105,586	726,727
Primary Aluminum	196	01/13/25	12,810,266	589,148
Primary Aluminum	362	05/19/25	24,012,727	1,161,866
Primary Aluminum	156	10/14/24	10,217,025	489,742
S&P Mid 400 Emini	21	12/20/24	6,612,060	84,884
S&P Toronto Stock Exchange 60 Index	154	12/19/24	32,894,022	400,661
Silver	73	12/27/24	11,482,170	446,441
Soybean Meal	221	07/14/25	7,628,920	256,841
Soybean Oil	446	07/14/25	16,744,950	940,624
Sugar 11	278	04/30/25	6,554,128	714,121
TOPIX Futures	250	12/12/24	46,051,487	1,502,872
Wheat	332	07/14/25	10,257,000	464,984

Total				$37,361,890

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts: (continued)
Brent Crude	(219)	11/29/24	$(15,649,740)	$(68,000)
Cattle Feeder	(25)	11/21/24	(3,061,250)	(163,877)
CBOE Volatility Index	(244)	10/16/24	(4,597,570)	(88,218)
CBOE Volatility Index	(242)	11/20/24	(4,379,595)	(40,701)
CBOE Volatility Index	(228)	12/18/24	(4,102,495)	68,651
Coffee	(39)	12/18/24	(3,952,406)	(472,214)
Copper	(77)	12/27/24	(8,764,525)	(584,750)
Corn	(921)	12/13/24	(19,559,738)	(1,161,464)
Cotton No.2	(150)	12/06/24	(5,520,750)	(442,250)
Gasoil	(207)	11/12/24	(13,667,175)	399,809
Gasoline RBOB	(80)	10/31/24	(6,501,936)	(132,099)
Lead	(183)	11/18/24	(9,512,660)	(565,088)
Lead	(30)	02/17/25	(1,591,455)	(60,726)
Lead	(43)	04/14/25	(2,305,811)	123,495
Lead	(156)	10/14/24	(8,042,892)	(411,727)
Lead	(45)	05/19/25	(2,426,558)	(75,022)
Lean Hogs	(114)	12/13/24	(3,341,340)	(13,415)
Live Cattle	(70)	12/31/24	(5,174,400)	(153,793)
LME Nickel	(156)	11/18/24	(16,300,889)	(1,292,348)
LME Nickel	(75)	05/19/25	(8,044,421)	(587,924)
LME Nickel	(94)	10/14/24	(9,765,361)	(706,784)
LME Zinc	(107)	11/18/24	(8,247,052)	(913,947)
LME Zinc	(111)	04/14/25	(8,632,470)	(1,034,043)
LME Zinc	(61)	10/14/24	(4,677,602)	(627,168)
LME Zinc	(86)	06/16/25	(6,689,295)	(430,240)
MSCI EAFE Index	(73)	12/20/24	(9,080,470)	(123,413)
MSCI Emerging Markets Index	(128)	12/20/24	(7,505,280)	(452,525)
Natural Gas	(182)	10/29/24	(5,319,860)	(722,977)
NY Harbor ULSD	(152)	10/31/24	(13,753,690)	410,196
Primary Aluminum	(220)	11/18/24	(14,308,855)	(1,445,717)
Primary Aluminum	(362)	05/19/25	(24,012,727)	(1,057,149)
Primary Aluminum	(196)	01/13/25	(12,810,266)	(1,253,544)
Primary Aluminum	(156)	10/14/24	(10,217,025)	(1,343,015)
S&P 500 E-Mini Index	(521)	12/20/24	(151,461,213)	(2,941,901)
Soybean Meal	(210)	12/13/24	(7,173,600)	(251,692)
Soybean Oil	(327)	11/14/24	(17,281,950)	100,345
Soybean Oil	(249)	12/13/24	(6,470,514)	216,481
Sugar 11	(219)	02/28/25	(5,511,442)	(620,880)
Wheat	(491)	12/13/24	(14,335,588)	(767,328)
WTI Crude	(128)	10/22/24	(8,725,760)	(83,403)

Total				$(19,770,365)

TOTAL FUTURES CONTRACTS				$17,591,525

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at September 30, 2024(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
CDX.NA.IG Index 43	(1.000)%	0.528%	12/20/29		$158,200	$(3,587,020)	$(3,572,913)	$(14,107)
Protection Sold:
CDX.NA.HY Ind 42	5.000	3.049	06/20/29		—	1,898	5,363	(3,465)
CDX.NA.HY Ind 43	5.000	3.292	12/20/29		162,150	12,100,894	11,853,165	247,729
CE CD ITXEB 42	1.000	0.588	12/20/29	EUR	21,650	491,620	484,628	6,992
ICE CD ITXEX 42	5.000	3.108	12/20/29		140,950	13,265,255	12,640,716	624,539

TOTAL						$22,272,647	$21,410,959	$861,688

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date#	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation)*

NDUGWI Index	12M SOFR+0.46%	Bank of America Securities LLC	04/11/25		$22,134	$593,987
CIEQDUV5 Index	12M SOFR+0.35	Citibank NA	09/12/25		11,144	—
M1WO Index	12M SOFR+0.25	Citibank NA	08/12/25		52,873	(1,133,731)
M1WOMOM Index	12M SOFR+0.47	Citibank NA	08/12/25		93,913	2,839,174
NDUGWI Index	12M SOFR+0.545	Citibank NA	08/12/25		173,145	4,641,290
SXXGT Index	12M EURO+0.72	Citibank NA	09/11/25	EUR	49,713	(1,588,179)
TUKXG Index	12M SONIA+0.48	Citibank NA	09/10/25	GBP	17,125	143,179
AMZX Index	12M SOFR+0.47	JPMorgan Securities, Inc.	12/11/24		2,584	(37,203)
BCOMRS Index	0.105	JPMorgan Securities, Inc.	11/29/24		15,295	29,514
JPGSGLEN Index	12M SOFR+0.22	JPMorgan Securities, Inc.	07/07/25		23,675	239,032
JPGSGLHN Index	12M SOFR-0.01	JPMorgan Securities, Inc.	11/22/24		72,556	(1,620,460)
JPGSGLHN Index	12M SOFR+0.14	JPMorgan Securities, Inc.	11/21/24		34,260	(734,011)
JPGSGLMN Index	12M SOFR+0.31	JPMorgan Securities, Inc.	05/22/25		32,642	1,967,790
JPGSGLTN Index	12M SOFR+0.18	JPMorgan Securities, Inc.	11/22/24		38,623	1,340,017
JPGSMARB Index	12M SOFR+0.89	JPMorgan Securities, Inc.	07/30/25		49,168	994,972
JPOSSVHY Index	0.000	JPMorgan Securities, Inc.	07/02/25		44,304	75,388
M1WO Index	12M SOFR+0.30	JPMorgan Securities, Inc.	07/03/25		534,882	(11,375,967)
M1WOMOM Index	12M SOFR+0.575	JPMorgan Securities, Inc.	07/03/25		67,542	2,028,290
NDUGWI Index	12M SOFR+0.635	JPMorgan Securities, Inc.	07/07/25		65,891	1,753,198
Russell 1000 TR Index	12M SOFR+0.47	JPMorgan Securities, Inc.	02/04/25		35,734	(761,667)
Russell 1000 TR Index	12M SOFR+0.70	JPMorgan Securities, Inc.	07/02/25		14,209	(299,893)
Russell 1000 TR Index	12M SOFR+0.66	JPMorgan Securities, Inc.	09/10/25		12,596	(266,047)
SXXGT Index	12M EURO+0.68	JPMorgan Securities, Inc.	07/04/25	EUR	51,185	(1,636,557)
TUKXG Index	12M SONIA+0.41	JPMorgan Securities, Inc.	07/04/25	GBP	19,368	161,288

TOTAL						$(2,646,596)

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.
(a)	Payments made monthly.

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2024, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITY CONTRACTS

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
CBOE Volatility Index	$19.000	10/16/2024	2,490	$4,731,000	$295,065	$512,940	$(217,875)
CBOE Volatility Index	20.000	11/20/2024	2,400	4,800,000	468,000	556,800	(88,800)
CBOE Volatility Index	20.000	12/18/2024	2,280	4,560,000	511,860	613,320	(101,460)

Total purchased option contracts			7,170	$14,091,000	$1,274,925	$1,683,060	$(408,135)

Written option contracts
Calls
Euro Stoxx 50 Index	4,950.000	10/04/2024	(45)	(22,275,000)	(35,063)	(8,582)	(26,481)
Euro Stoxx 50 Index	5,025.000	10/11/2024	(45)	(22,612,500)	(20,788)	(3,798)	(16,990)
Euro Stoxx 50 Index	5,050.000	10/18/2024	(45)	(22,725,000)	(22,391)	(5,588)	(16,803)
Euro Stoxx 50 Index	5,275.000	10/25/2024	(44)	(23,210,000)	(1,714)	(1,714)	—
FTSE 100 Index	8,525.000	10/18/2024	(6)	(5,115,000)	(602)	(1,234)	632
FTSE 100 Index	8,575.000	10/18/2024	(8)	(6,860,000)	(481)	(893)	412
FTSE 100 Index	8,625.000	10/18/2024	(14)	(12,075,000)	(562)	(1,549)	987
FTSE 100 Index	8,800.000	10/18/2024	(4)	(3,520,000)	(27)	(778)	751
FTSE 100 Index	8,650.000	11/15/2024	(3)	(2,595,000)	(662)	(1,039)	377
Nikkei 225 Index	38,000.000	10/11/2024	(6)	(22,800,000)	(28,805)	(10,110)	(18,695)
Nikkei 225 Index	38,375.000	10/11/2024	(4)	(15,350,000)	(14,333)	(18,281)	3,948
Nikkei 225 Index	40,000.000	10/11/2024	(6)	(24,000,000)	(3,674)	(3,679)	5
Nikkei 225 Index	41,125.000	10/11/2024	(2)	(8,225,000)	(250)	(3,868)	3,618
Nikkei 225 Index	41,250.000	10/11/2024	(4)	(16,500,000)	(473)	(4,893)	4,420
Nikkei 225 Index	39,500.000	11/08/2024	(2)	(7,900,000)	(8,628)	(9,280)	652
Nikkei 225 Index	41,250.000	11/08/2024	(3)	(12,375,000)	(4,592)	(5,733)	1,141
S&P 500 Index	5,775.000	10/02/2024	(19)	(10,972,500)	(26,315)	(16,888)	(9,427)
S&P 500 Index	5,825.000	10/02/2024	(24)	(13,980,000)	(2,580)	(8,007)	5,427
S&P 500 Index	5,870.000	10/04/2024	(24)	(14,088,000)	(5,940)	(8,262)	2,322
S&P 500 Index	5,860.000	10/07/2024	(24)	(14,064,000)	(7,893)	(7,893)	—
S&P 500 Index	5,725.000	10/09/2024	(19)	(10,877,500)	(135,755)	(15,932)	(119,823)
S&P 500 Index	5,900.000	10/16/2024	(18)	(10,620,000)	(19,710)	(14,539)	(5,171)
S&P 500 Index	5,950.000	10/23/2024	(18)	(10,710,000)	(16,020)	(14,347)	(1,673)

			(387)	$(313,449,500)	$(357,258)	$(166,887)	$(190,371)

Puts
Euro Stoxx 50 Index	4,450.000	10/04/2024	(91)	(40,495,000)	(305)	(15,397)	15,092
Euro Stoxx 50 Index	4,625.000	10/11/2024	(90)	(41,625,000)	(2,505)	(20,522)	18,017
Euro Stoxx 50 Index	4,650.000	10/18/2024	(91)	(42,315,000)	(7,192)	(15,974)	8,782
Euro Stoxx 50 Index	4,875.000	10/25/2024	(87)	(42,412,500)	(30,893)	(28,935)	(1,958)
FTSE 100 Index	7,900.000	10/18/2024	(14)	(11,060,000)	(2,246)	(7,968)	5,722
FTSE 100 Index	7,950.000	10/18/2024	(15)	(11,925,000)	(2,908)	(4,985)	2,077
FTSE 100 Index	8,075.000	10/18/2024	(13)	(10,497,500)	(4,780)	(2,588)	(2,192)
FTSE 100 Index	8,100.000	10/18/2024	(23)	(18,630,000)	(9,840)	(12,951)	3,111
FTSE 100 Index	7,950.000	11/15/2024	(5)	(3,975,000)	(3,175)	(2,049)	(1,126)
Nikkei 225 Index	31,875.000	10/11/2024	(12)	(38,250,000)	(2,755)	(13,893)	11,138
Nikkei 225 Index	33,000.000	10/11/2024	(13)	(42,900,000)	(4,251)	(30,976)	26,725
Nikkei 225 Index	33,250.000	10/11/2024	(9)	(29,925,000)	(3,381)	(3,349)	(32)
Nikkei 225 Index	34,000.000	10/11/2024	(4)	(13,600,000)	(2,004)	(7,460)	5,456
Nikkei 225 Index	35,125.000	10/11/2024	(8)	(28,100,000)	(7,236)	(11,420)	4,184
Nikkei 225 Index	35,375.000	10/11/2024	(5)	(17,687,500)	(5,218)	(6,424)	1,206
Nikkei 225 Index	32,250.000	11/08/2024	(3)	(9,675,000)	(3,862)	(3,030)	(832)
Nikkei 225 Index	34,125.000	11/08/2024	(7)	(23,887,500)	(16,072)	(13,621)	(2,451)
S&P 500 Index	5,275.000	10/02/2024	(37)	(19,517,500)	(370)	(120,999)	120,629
S&P 500 Index	5,650.000	10/02/2024	(49)	(27,685,000)	(7,717)	(52,381)	44,664
S&P 500 Index	5,645.000	10/04/2024	(49)	(27,660,500)	(40,915)	(66,835)	25,920
S&P 500 Index	5,625.000	10/07/2024	(49)	(27,562,500)	(68,586)	(68,586)	—
S&P 500 Index	5,225.000	10/09/2024	(37)	(19,332,500)	(5,458)	(124,104)	118,646
S&P 500 Index	5,410.000	10/16/2024	(37)	(20,017,000)	(26,825)	(120,947)	94,122
S&P 500 Index	5,540.000	10/23/2024	(36)	(19,944,000)	(75,060)	(90,195)	15,135

			(784)	$(588,679,000)	$(333,554)	$(845,589)	$512,035

Total written option contracts			(1,171)	$(902,128,500)	$(690,812)	$(1,012,476)	$321,664

TOTAL			5,999	$(888,037,500)	$584,113	$670,584	$(86,471)

GOLDMAN SACHS ABSOLUTE RETURN TRACKER FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesia Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NZD	— New Zealand Dollar
PHP	— Philippines Peso
PLN	— Polish Zloty
SEK	— Swedish Krona
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ETF	— Exchange Traded Fund
MSCI	— Morgan Stanley Capital International
PLC	— Public Limited Company
RB	— Revenue Bond
REIT	— Real Estate Investment Trust

Abbreviations:
CDX.NA.HY Ind 42	— CDX North America High Yield Index 42
CDX.NA.HY Ind 43	— CDX North America High Yield Index 43
CDX.NA.IG Ind 43	— CDX North America Investment Grade Index 43
ICE	— Inter-Continental Exchange
ICE CD ITXEB	— iTraxx Europe Index
ICE CD ITXEX	— iTraxx Europe Crossover Index

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments

September 30, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(a) – 8.9%
Goldman Sachs Financial Square Government Fund — Institutional Shares
31,546,973	4.854%	$ 31,546,973
(Cost $31,546,973)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 89.5%
U.S. Treasury Obligations – 89.5%
U.S. Treasury Bills
$22,700,000	0.000%	10/03/24	$ 22,694,069
87,000,000	0.000	10/17/24	86,817,317
14,300,000	0.000	11/14/24	14,218,455
55,300,000	0.000	11/29/24	54,875,553
32,000,000	0.000	12/05/24	31,739,160
32,200,000	0.000	01/02/25	31,829,223
11,400,000	0.000	01/16/25	11,248,946
57,900,000	0.000	01/21/25	57,097,929

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – (continued)
U.S. Treasury Obligations – (continued)
$ 6,000,000	0.000%	03/06/25	$ 5,887,707

TOTAL SHORT-TERM INVESTMENTS (Cost $316,233,282)			$316,408,359

TOTAL INVESTMENTS – 98.4% (Cost $347,780,255)			$347,955,332

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%			5,702,369

NET ASSETS – 100.0%			$353,657,701

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude	69	01/31/25	$4,911,420	$42,422
Cocoa	10	03/14/25	636,500	(30,799)
Coffee	121	03/19/25	12,158,231	(174,830)
Copper	45	03/27/25	5,145,750	(102,473)
Corn	43	03/14/25	948,688	21,529
FCOJ-A	2	03/11/25	134,760	(2,031)
Gasoline RBOB	8	01/31/25	640,046	(136)
Gasoline RBOB	17	02/28/25	1,375,235	464
Gold	57	02/26/25	15,283,410	(204,187)
KC HRW Wheat	40	03/14/25	1,196,500	8,391
Lead	12	03/17/25	639,582	(12,184)
Lead	27	10/14/24	1,392,039	88,619
Lean Hogs	48	02/14/25	1,485,600	(8,880)
Live Cattle	46	02/28/25	3,419,640	3,098
LME Nickel	78	10/14/24	8,103,172	726,502
LME Nickel	20	03/17/25	2,127,095	91,772
LME Zinc	27	03/17/25	2,100,127	(292)
LME Zinc	168	10/14/24	12,882,576	1,520,556
Low Sulphur Gas Oil	26	03/12/25	1,708,200	6,464
Natural Gas	23	01/29/25	801,320	30,307
Natural Gas	210	02/26/25	6,686,400	220,013
NY Harbor ULSD	14	02/28/25	1,275,313	794
NY Harbor ULSD	7	01/31/25	639,303	797
Primary Aluminum	44	12/16/24	2,874,443	106,320
Primary Aluminum	90	03/17/25	5,927,265	(3,921)
Silver	48	03/27/25	7,642,320	(215,141)
Soybean	145	03/14/25	6,562,715	143,703
Soybean Oil	80	03/14/25	2,085,600	5,576
Sugar 11	112	02/28/25	2,818,637	(96,603)
Wheat	67	03/14/25	2,024,238	(1,020)
WTI Crude	45	01/21/25	3,029,400	27,416
WTI Crude	71	02/20/25	4,771,200	42,480

Total				$2,234,726

Short position contracts:
Cotton No.2	(49)	03/07/25	(1,846,320)	(136,093)
Lead	(27)	10/14/24	(1,392,039)	26,873
LME Nickel	(78)	10/14/24	(8,103,172)	(370,761)
LME Zinc	(168)	10/14/24	(12,882,576)	(9,423)
Primary Aluminum	(44)	12/16/24	(2,874,443)	(285,948)
Robusta Coffee	(158)	11/25/24	(8,686,840)	(1,453,857)

Total				$(2,229,209)

TOTAL FUTURES CONTRACTS				$5,517

GOLDMAN SACHS COMMODITY STRATEGY FUND

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At September 30, 2024, the Fund had the following swap contracts:

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS#

Reference Obligation/Index(a)	Financing Rate Paid/(Received) by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.11%	Citibank NA	10/31/25	$125,000	$285,900	$—	$285,900
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.24	Citibank NA	01/31/25	9,103	300,306	(3)	300,309
CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.12	Merrill Lynch International Bank Ltd.	10/31/25	74,000	169,257	—	169,257
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.25	Merrill Lynch International Bank Ltd. 01/31/25		4,470	147,503	(1)	147,504
CRB 3M Forward Index	1 mo. U.S. Treasury Bill Rate +0.12	RBC Dominion Securities, Inc.	10/31/25	25,500	58,325	—	58,325
CRB Future Index	1 mo. U.S. Treasury Bill Rate +0.25	UBS AG (London)	01/31/25	25	796,013	(5)	796,018

TOTAL					$1,757,304	$(9)	$1,757,313

#	The Fund pays/receives annual coupon payments in accordance with the swap contract(s). On the termination date of the swap contract(s), the Fund will either receive from or pay to the counterparty an amount equal to the net of the accrued financing fees and the value of the reference security subtracted from the original notional cost (notional multiplied by the price change of the reference security, converted to U.S. Dollars).
(a)	Payments made monthly.

Currency Abbreviations:
USD	— U.S. Dollar

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Fund’s shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Consolidated Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices, or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Funds’ investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Funds’ NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2024:

ABSOLUTE RETURN TRACKER FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$185,631	$33,543,271	$—
Australia and Oceania	357,530	—	—
Europe	66,508,174	165,944,337	—
North America	1,197,522,908	179,633	—
Fixed Income
U.S. Treasury Obligations	198,724,738	—	—
Securities Lending Reinvestment Vehicle	16,688,775	—	—
Preferred Stocks	—	1,384,256	—
Exchange Traded Funds	1,411,129,125	—	—
Investment Company	1,064,505,543	—	—

Total	$3,955,622,424	$201,051,497	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$2,768,040	$—
Futures Contracts(b)	44,931,666	—	—
Credit Default Swap Contracts(b)	—	879,260	—
Total Return Swap Contracts(b)	—	16,807,119	—
Purchased Option Contracts	1,274,925	—	—

Total	$46,206,591	$20,454,419	$—

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(1,932,552)	$—
Futures Contracts(b)	(27,340,141)	—	—
Credit Default Swap Contracts(b)	—	(17,572)	—
Total Return Swap Contracts(b)	—	(19,453,715)	—
Written Option Contracts	(690,812)	—	—

Total	$(28,030,953)	$(21,403,839)	$—

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

COMMODITY STRATEGY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Investment Company	$31,546,973	$—	$—
Short-term Investments	316,408,359	—	—

Total	$347,955,332	$—	$—

Derivative Type

Assets(b)
Futures Contracts	$3,114,096	$—	$—
Total Return Swap Contracts	—	1,757,313	—

Total	$3,114,096	$1,757,313	$—

Liabilities(b)
Futures Contracts	$(3,108,579)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked investments in which the Subsidiary enter into may involve counterparties in the financial services sector, and events affecting the financial services sector may cause the Subsidiaries’, and therefore the Funds’, share values to fluctuate.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

GOLDMAN SACHS ALTERNATIVE FUNDS II

Consolidated Schedule of Investments (continued)

September 30, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Subsidiary Risk — The Subsidiary is not registered under the Investment Company Act of 1940, as amended (“Investment Company Act”) and is not subject to all the investor protections of the Investment Company Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in the Prospectus and the SAI and could adversely affect the Funds.

Tax Risk — The Funds seek to gain exposure to the commodity markets through investments in the Subsidiaries. The tax treatment of the Funds’ investments in the Subsidiaries could affect whether income derived from such investments is “qualifying income” under Subchapter M of the Internal Revenue Code of 1986, as amended, (the “Code”), or otherwise affect the character, timing and/or amount of the Funds’ taxable income or any gains and distributions made by the Funds. If the IRS were to successfully assert that a Fund’s income from such investments was not “qualifying income,” the Funds may fail to qualify as regulated investment companies (“RIC”) under Subchapter M of the Code if over 10% of their gross income was derived from these investments. If the Funds failed to qualify as RICs, they would be subject to federal and state income tax on all of their taxable income at regular corporate tax rates with no deduction for any distributions paid to shareholders, which would significantly adversely affect the returns to, and could cause substantial losses for, Fund shareholders.